DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

In January 2023, we ceased operations of the NFT business and its related blockchain-based online game, MetaGoal. The decision to cease operations of the NFT business was primarily a result of unfavorable financial performance. We experienced revenue growth in 2021. However, NFT businesses heavily rely on the overall cryptocurrency market atmosphere. 2022 was a bear market for cryptocurrency compared to 2021. The Group began to seek a buyer for this business in the first half of 2023. NFTStar Singapore Pte. Ltd. (the parent company of the NFT business group) was sold on October 13, 2023. Since we met the criteria of discontinued operation, we presented and included the Assets and Liabilities for NFTStar Singapore Pte. Ltd. and its subsidiaries as held for sale assets and liabilities. The Group has recorded a gain on disposal of discontinued operations of RMB158.8 million (US$22.4 million) on October 13, 2023, the sale date.

The results of operations related to the Disposal Group are reported as discontinued operations for the years ended December 31, 2023, 2022, and 2021.

The results of operations of the Disposal Group for the years ended December 31, 2023, 2022, and 2021 are comprised of the following:

	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Revenues	298,817	10,033,891	25,650	3,613
Cost of sales	(233,254)	(29,295,621)	(278,272)	(39,194)
Sales and marketing	(21,367,579)	(115,090,438)	—	—
General and administrative	(2,830,367)	(16,339,468)	(1,106,093)	(155,790)
Impairment on advance and other assets	—	(135,567,578)	(606,933)	(85,485)
Loss from operations	(24,132,383)	(286,259,214)	(1,965,648)	(276,856)

Interest income	—	127,337	173	24
Foreign exchange loss	(6)	(8,750)	(4,209)	(593)
Other (expenses) income, net	—	54,041	13,494	1,901
Loss from discontinued operations	(24,132,389)	(286,086,586)	(1,956,190)	(275,524)

The following table presents the major classes of assets and liabilities of the Disposal Group:

	2022	2023
	RMB
Prepayments and other current assets	25,924	—
Total current assets	25,924	—
Accounts payable	158,800,167	—
Other payables and accruals	536,473	—
Total current liabilities	159,336,640	—